Interests in joint operations - Narrative (Details) - ZAR (R) R in Millions		2 Months Ended	12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTERESTS IN JOINT OPERATIONS
Gain on remeasurement of previous interest in Kroondal	R 0		R 0	R 298	R 0
Gain on acquisition		R 0	R 0	R 898	R 0
Kroondal Mine
INTERESTS IN JOINT OPERATIONS
Gain on remeasurement of previous interest in Kroondal	R 298
Gain on acquisition		R 898
Marikana
INTERESTS IN JOINT OPERATIONS
Interest in joint operation (as a percent)			50.00%